Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
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Cash and cash equivalents
23.	Cash and cash equivalents

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Cash at bank
-RMB deposits	9,339	20,433
-US$ deposits	130,545	1,355,276
-HK$ deposits	70	57
Cash on hand	—	—

	139,954	1,375,766

Cash at banks earns interest at floating rates based on daily bank deposit rates.

Cash at banks denominated in RMB are deposited with banks in the PRC. The conversion of these
RMB-denominated
balances into foreign currencies and the remittance of funds out of China are subject to the rules and regulations of foreign exchange control promulgated by the Government of the PRC.